INCOME TAXES - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 15,547	$ 15,341
Amortization of intangible assets	726	93
Net operating loss carry forwards	29,572	44,350
Excess marketing and advertising expense (15%)	58	54
Impairment on inventory	52	80
Share transfer loss	11,836	0
Recognized cost of non-deductible VAT-input that generated in prior years	348	0
Total deferred tax assets	58,166	59,918
Valuation allowance	(58,166)	(59,918)
Total deferred tax assets, net	$ 0	$ 0